Equity	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Equity [Abstract]
EQUITY

NOTE 10 — EQUITY

Ordinary shares

As at September 30, 2024, the Company is authorized to issue 201,200,000 ordinary shares with no par value. Each ordinary share is entitled to one vote. The holders of ordinary shares are also entitled to receive dividends whenever funds are legally available and when declared by the Board of Directors of the Company.

On April 3, 2024, the Company completed the business combination with A SPAC I Acquisition Corp.

The equity of the Company as of September 30, 2024 and December 31, 2023 represents 10,149,386 and 698,123 ordinary shares amounting to $0 and $6,981, respectively.

Subscription receivables

	September 30,	December 31,
	2024	2023
Balance at beginning of year	$2,967,100	$319,872
Issuance of shares (Note 1)	—	2,866,856
Settlement of subscription receivable (Note 2)	—	(219,628)
Business combination	(2,967,100)	—
Total	$—	$2,967,100

Note 1:	On August 15, 2022, the Company issued and allotted additional 41,830 ordinary shares to Seazen Resources Investment Limited (“Seazen”) at the consideration of $961,538, of which other borrowings of $641,025 and $641 settlement was offset with consideration as partial settlement and $319,872 was subscription receivable due from Seazen.

Note 2:	On January 18, 2023, the Company received $192,308 from Seazen, reducing the subscription receivable by $192,308. On January 10, 2023, the Company issued and allotted additional 27,293 ordinary shares to Tung Donald Fan and Hok Lun Alan Lau at the consideration of $812,573. On December 4, 2023, the Company issued and allotted additional 69,000 shares to DoubleClick Services Limited at $2,054,283. Among the subscription receivable during the year, $27,320 was settled by the professional consulting service rendered during the year ended December 31, 2023.

Additional paid-in capital

	September 30,	December 31,
	2024	2023
Balance at beginning of period	$4,324,834	$1,458,941
Issuance of shares (Note 1)	—	2,865,893
Business combination	(2,909,834)	—
Total	$1,415,000	$4,324,834

Note 1:	On August 15, 2022, the Company issued 41,830 ordinary shares to Seazen, increasing the additional paid-in capital by $961,120. On January 10, 2023, the Company issued 27,293 ordinary shares to professional party for consulting service of 10 years, increasing the additional paid-in capital by $812,300. On December 4, 2023, the Company issued additional 69,000 shares to DoubleClick Services Limited for consulting service of 10 years, increasing the additional paid-in capital by $2,053,593.

NOTE 10 — EQUITY

Ordinary shares

As at December 31, 2023, the Company is authorized to issue 5,000,000 ordinary shares. Each ordinary share is entitled to one vote. The holders of ordinary shares are also entitled to receive dividends whenever funds are legally available and when declared by the Board of Directors of the Company.

On April 3, 2024, the Company completed the business combination with A SPAC I Acquisition Corp.

The equity of the Company as of December 31, 2023 and 2022 represents 698,123 and 601,830 ordinary shares amounting to $6,981 and $6,018, respectively.

Subscription receivables

	December 31,
	2023	2022
Balance at beginning of year	$319,872	$—
Issuance of shares (Note 1)	2,866,856	319,872
Settlement of subscription receivable (Note 2)	(219,628)	—
Total	$2,967,100	$319,872

Note 1:	On August 15, 2022, the Company issued and allotted additional 41,830 ordinary shares to Seazen Resources Investment Limited (“Seazen”) at the consideration of $961,538, of which other borrowings of $641,025 and $641 settlement was offset with consideration as partial settlement and $319,872 was subscription receivable due from Seazen.

Note 2:	On January 18, 2023, the Company received $192,308 from Seazen, reducing the subscription receivable by $192,308. On January 10, 2023, the Company issued and allotted additional 27,293 ordinary shares to Tung Donald Fan and Hok Lun Alan Lau at the consideration of $812,573. On December 4, 2023, the Company issued and allotted additional 69,000 shares to DoubleClick Services Limited at $2,054,283. Among the subscription receivable during the year, $27,320 was settled by the professional consulting service rendered during the year ended December 31, 2023.

Additional paid-in capital

	December 31,
	2023	2022
Balance at beginning of year	$1,458,941	257,821
Directors’ remuneration (Note 1)	—	240,000
Issuance of shares (Note 2)	2,865,893	961,120
Total	$4,324,834	1,458,941

Note 1:	The Company recorded remuneration to its directors, Mr. Siu, Wing Fung Alfred and Ms. Fong, Hei Yue Tina. The remuneration to Mr. Siu, Wing Fung Alfred and Ms. Fong, Hei Yue Tina was $120,000 and $120,000 for the year ended December 31, 2022, respectively. The directors considered remuneration as a capital injection rather than receiving it in cash, resulting in an $240,000 increase in paid-in capital.

Note 2:	On August 15, 2022, the Company issued 41,830 ordinary shares to Seazen, increasing the additional paid-in capital by $961,120. On January 10, 2023, the Company issued 27,293 ordinary shares to professional party for consulting service of 10 years, increasing the additional paid-in capital by $812,300. On December 4, 2023, the Company issued additional 69,000 shares to DoubleClick Services Limited for consulting service of 10 years, increasing the additional paid-in capital by $2,053,593.